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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2007 through April 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   HIGH YIELD
                                      FUND

                                      TAHYX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     4/30/08

                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         40

Notes to Financial Statements                                                50

Trustees, Officers and Service Providers                                     58

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, the auction-rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the difficulties surrounding Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the six weeks between the Bear Stearns problems and the end of April, though, there were no further market crises, recession problems fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

Over the six-month period ending April 30, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index fell 10% and the NASDAQ Composite Index fell 16%. The MSCI EAFE Developed Market Index of international stock markets fell 9%, and the MSCI Emerging Markets Index fell 10%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond

Letter

Index, was a solid performer over the six months, rising 4%. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% as its higher-coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Looking forward, the risk of a 2008 recession seems diminished, but substantial risks remain in both financial markets and the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus should offer more support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotion drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/08
--------------------------------------------------------------------------------

Concerns about the health of financial institutions, a weakening economy and a lack of liquidity led to volatility in the capital markets during the six months ended April 30, 2008. In this interview, portfolio managers Tracy Wright and Andrew Feltus discuss their strategy and the Fund's performance during this challenging period.

Q:  How did the Fund perform during the six months ended April 30, 2008?

A: For the six months ended April 30, 2008, the Fund's Class A shares had a total return based on net asset value of -3.46. The return lagged the returns of the Merrill Lynch High Yield Master II Index and the average of the 472 High Current Yield Funds tracked by Lipper Inc. - which generated 0.77% and -2.01%, respectively, for the period - but outperformed the -8.22% return of the Merrill Lynch Convertible Securities/Speculative Grade Index for the period.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like for high-yield bonds during the six-month period ending April 30, 2008?

A: It was volatile. Going into the period, there was a credit crunch as access to capital shriveled due to contagion from the subprime mortgage meltdown. Banks were starting to post significant losses, which continued throughout the period. The Federal Reserve Board worked feverishly to buoy the economy and the markets by aggressively lowering short-term interest rates, instituting programs to ease access to credit and stepping in to help facilitate the sale of the nearly collapsed investment bank Bear Stearns to JPMorgan Chase in March. The default rate for high-yield securities ticked up slightly, but the main issue in high-yield was restricted liquidity that made trading difficult. Nevertheless, healthy yields helped to offset declines in high-yield bond prices for the period.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What factors influenced the Fund's relative performance?

A: The Fund's mixed relative performance was influenced by our ability to invest across a company's capital structure. We looked to invest optimally in the best companies by holding high-yield bonds, floating-rate loans, equity holdings and equity-linked exposure - including convertible preferred stock and convertible bonds. The Fund's performance relative to the Merrill Lynch High Yield Master II Index and its Lipper peer group average was hampered by the Fund's allocation to equities, as stocks underperformed high-yield bonds during the period. Security selection within the convertible security asset class helped the Fund outperform the Merrill Lynch Convertible Securities/Speculative Grade Index for the period, as convertibles - whose prices tend to trade in concert with the issuing companies' stocks - mirrored the struggles seen in the equity market. At the sector level, underweighting the automotive and gaming industries helped, as did overweighting health care, metals/mining and capital goods - including aerospace and defense. On the down side, underweighting telecommunications hurt, along with overweighting real estate investment trusts (REITs).

Q: What was your strategy for the Fund during the six-month period April 30, 2008?

A: We came into the period with a defensive positioning, paying particular attention to investments in cyclical sectors due to concerns about the economy. We also maintained an emphasis on higher-quality bonds, an approach that buoyed performance. Through most of the six-month period - particularly toward the end of the 2007 calendar year - we worked to reduce the Fund's equity exposure due to the continued negative influence of the struggling financials sector. However, toward the end of the six-month period, we started to replenish our equity stake by selling low-yielding defensive bonds that had held up well in the market decline. We found stock valuations to be compelling late in the period, as the Fed had taken significant steps to support the capital markets and because corporate earnings remained relatively healthy. We continued to look across companies' capital structures for the best value, and looked in particular for firms that could benefit from overseas economic growth.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/08                            (continued)
--------------------------------------------------------------------------------

Q: Which Fund holdings detracted most from relative performance during the six months ended April 30, 2008? Which contributed?

A: Detractors included bonds issued by AbitibiBowater, a newsprint producer that continued to struggle amid overall declines in that sector. Prices for Lyondell Chemical bonds fell after the company was acquired by Basell, because overall debt increased at the combined company. The stock and convertible securities of General Growth Properties, a retail REIT, were sold off because of negative consumer-spending trends. The Fund's holdings of the preferred stock of Sovereign Bancorp suffered losses as the financial sector struggled. Lastly, refiner Tesoro's stock fell because refined gasoline prices didn't increase as quickly as crude oil costs.

    On the plus side, convertible bonds issued by energy exploration and production company McMoRan Exploration increased in value due to record-high energy prices. BioMarin Pharmaceutical, where the Fund held convertible securities, rose because of positive data for its Kuvan drug, used to treat phenylketonuria, a genetic disorder that leads to an enzyme deficiency. Electric power producer NRG Energy saw its bond prices climb because of the relative attractiveness of the defensive utility sector during a volatile period. Coal producer Massey Energy's bonds also performed well because of very strong demand for that commodity. Two stocks also were top contributors: meter equipment manufacturer Itron, which appreciated due to rising demand from electric utilities; and lottery system equipment manufacturer Scientific Games, because of better-than-expected demand from Chinese lotteries.

Q:  What's your outlook?

A: High-yield bond spreads - meaning the yield advantage high-yield bonds offer over comparable Treasuries - at the end of the period reflected a significant pick-up in the default rate, to a degree we currently think will not materialize. Therefore, we think the market currently offers significant value. The capital markets have re-opened to the extent that higher-quality issuers are now once again able to access capital, and corporate earnings growth (with the exception of financials) has remained relatively steady. Global growth should help offset any domestic slowdown, as financial

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    institutions continue to work through their problems, aided by a supportive Fed.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in the income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                      56.1%
U.S. Common Stocks                                                        13.1%
Convertible Corporate Bonds                                               11.3%
Temporary Cash Investments                                                 7.9%
Convertible Preferred Stocks                                               6.6%
Senior Floating Rate Loan Interests                                        3.6%
Municipal Bonds                                                            1.0%
Preferred Stock                                                            0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                               19.7%
Materials                                                                 19.2%
Financials                                                                15.2%
Consumer Discretionary                                                    11.6%
Utilities                                                                  8.7%
Energy                                                                     8.4%
Health Care                                                                8.4%
Information Technology                                                     6.9%
Telecommunications Services                                                1.4%
Consumer Staples                                                           0.5%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

B                                                                         43.6%
BB                                                                        33.8%
Note Rated                                                                10.8%
CCC & Lower                                                                8.1%
BBB                                                                        2.6%
Cash Equivalents                                                           0.6%
A & Higher                                                                 0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.   Freeport-McMoRan Copper & Gold, Inc., 5.5%, 12/31/49                4.14%
 2.   DRS Technologies, Inc., 6.875%, 11/1/13                             3.86
 3.   Forest City Enterprises, 7.625%, 6/1/15                             2.83
 4.   Tesoro Corp., 6.625%, 11/1/15                                       2.53
 5.   Mueller Industries, Inc., 6.0%, 11/1/14                             2.21
 6.   Forest City Enterprises, 6.5%, 2/1/17                               2.19
 7.   Novelis, Inc., 7.25%, 2/15/15                                       2.13
 8.   Interpublic Group Co., 4.25%, 3/15/23 (144A)                        2.05
 9.   Valeant Pharmaceuticals, 7.0%, 12/15/11                             1.72
10.   Interpublic Group, Inc., 7.25%, 8/15/11                             1.69

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class       4/30/08       10/31/07
 -----       -------       --------
    A         $10.27        $11.51
    B         $10.32        $11.56
    C         $10.42        $11.68
    R         $11.43        $12.74
    Y         $10.25        $11.48
    Z         $10.29        $11.51

Distributions Per Share
--------------------------------------------------------------------------------

                          11/1/07 - 4/30/08
          ------------------------------------------------
          Net Investment      Short-Term       Long-Term
 Class        Income        Capital Gains    Capital Gains
 ------   --------------    -------------    -------------
    A         $0.2570           $ -             $0.5730
    B         $0.2195           $ -             $0.5730
    C         $0.2223           $ -             $0.5730
    R         $0.2704           $ -             $0.5730
    Y         $0.2775           $ -             $0.5730
    Z         $0.2801           $ -             $0.5730

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expense or sales charges. You cannot invest directly in the indexes.

The indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-15.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch
(ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2008)

                                           Net                 Public
                                       Asset Value            Offering
Period                                    (NAV)              Price (POP)
10 Years                                  9.51%                  9.01%
5 Years                                   8.66                   7.66
1 Year                                    0.57                  -3.93
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                          Gross                  Net
                                          1.10%                  1.10%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              ML             ML
               Pioneer        High Yield     Index of
               High Yield     Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
4/98           $ 9,550        $10,000        $10,000
               $ 9,210        $10,323        $11,188
4/00           $11,714        $10,033        $14,721
               $13,443        $10,104        $11,247
4/02           $14,678        $10,457        $10,871
               $15,649        $11,252        $11,901
4/04           $18,446        $12,910        $14,807
               $18,868        $13,745        $14,474
4/06           $21,042        $14,992        $17,033
               $23,566        $16,852        $19,356
4/08           $23,700        $16,713        $18,397

Index comparisons begin 4/30/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.5% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2008)

                                           If                    If
Period                                    Held                Redeemed
10 Years                                  8.76%                 8.76%
5 Years                                   7.86                  7.86
1 Year                                   -0.16                 -3.79
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                          Gross                  Net
                                          1.86%                 1.86%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              ML             ML
               Pioneer        High Yield     Index of
               High Yield     Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
4/98           $10,000        $10,000        $10,000
               $ 9,573        $10,323        $11,188
4/00           $12,117        $10,033        $14,721
               $13,826        $10,104        $11,247
4/02           $14,992        $10,457        $10,871
               $15,855        $11,252        $11,901
4/04           $18,552        $12,910        $14,807
               $18,831        $13,745        $14,474
4/06           $20,840        $14,992        $17,033
               $23,185        $16,852        $19,356
4/08           $23,149        $16,713        $18,397

Index comparisons begin 4/30/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2008)

                                           If                    If
Period                                    Held                 Redeemed
10 Years                                  8.84%                 8.84%
5 Years                                   7.84                  7.84
1 Year                                   -0.20                 -0.20
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                          Gross                  Net
                                          1.85%                 1.85%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              ML             ML
               Pioneer        High Yield     Index of
               High Yield     Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
4/98           $10,000        $10,000        $10,000
               $ 9,573        $10,323        $11,188
4/00           $12,271        $10,033        $14,721
               $13,947        $10,104        $11,247
4/02           $15,110        $10,457        $10,871
               $16,001        $11,252        $11,901
4/04           $18,716        $12,910        $14,807
               $18,992        $13,745        $14,474
4/06           $21,029        $14,992        $17,033
               $23,385        $16,852        $19,356
4/08           $23,338        $16,713        $18,397

Index comparisons begin 4/30/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2008)

                                           If                    If
Period                                    Held                Redeemed
10 Years                                  9.14%                 9.14%
5 Years                                   8.45                  8.45
1 Year                                    0.33                  0.33
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                          Gross                 Net
                                          1.34%                 1.34%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              ML             ML
               Pioneer        High Yield     Index of
               High Yield     Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
4/98           $10,000        $10,000        $10,000
               $ 9,595        $10,323        $11,188
4/00           $12,144        $10,033        $14,721
               $13,867        $10,104        $11,247
4/02           $15,066        $10,457        $10,871
               $15,987        $11,252        $11,901
4/04           $18,895        $12,910        $14,807
               $19,249        $13,745        $14,474
4/06           $21,412        $14,992        $17,033
               $23,900        $16,852        $19,356
4/08           $23,978        $16,713        $18,397

Index comparisons begin 4/30/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class R shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been restated to reflect the higher distribution and service fees of Class R shares. This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2008)
                                       If          If
Period                                Held      Redeemed
10 Years                              9.78%       9.78%
5 Years                               9.03        9.03
1 Year                                0.96        0.96
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                      Gross        Net
                                      0.71%       0.71%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              ML             ML
               Pioneer        High Yield     Index of
               High Yield     Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
4/98           $10,000        $10,000         $10,000
               $ 9,671        $10,323         $11,188
4/00           $12,288        $10,033         $14,721
               $14,084        $10,104         $11,247
4/02           $15,411        $10,457         $10,871
               $16,495        $11,252         $11,901
4/04           $19,459        $12,910         $14,807
               $19,970        $13,745         $14,474
4/06           $22,376        $14,992         $17,033
               $25,171        $16,852         $19,356
4/08           $25,413        $16,713         $18,397

Index comparisons begin 4/30/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class Y shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has not been restated to reflect any differences in expenses.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2008)
                                    Net Asset    Public Offering
Period                             Value (NAV)     Price (POP)
10 Years                              9.57%          9.57%
5 Years                               8.77           8.77
1 Year                                1.10           1.10
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                      Gross           Net
                                      0.85%          0.85%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                              ML             ML
               Pioneer        High Yield     Index of
               High Yield     Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
4/98           $10,000        $10,000         $10,000
               $ 9,643        $10,323         $11,188
4/00           $12,265        $10,033         $14,721
               $14,075        $10,104         $11,247
4/02           $15,369        $10,457         $10,871
               $16,385        $11,252         $11,901
4/04           $19,314        $12,910         $14,807
               $19,755        $13,745         $14,474
4/06           $22,032        $14,992         $17,033
               $24,674        $16,852         $19,356
4/08           $24,945        $16,713         $18,397

Index comparisons begin 4/30/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception July 6, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class Z shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has not been restated to reflect any differences in expenses.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from November 1, 2007 through April 30, 2008.


Share Class                  A            B            C            R            Y            Z
---------------------------------------------------------------------------------------------------
Beginning Account        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 11/1/07

Ending Account Value     $  965.40    $  962.10    $  960.90    $  964.20    $  968.10    $  969.50
(after expenses)
On 4/30/08

Expenses Paid During     $    5.77    $    9.32    $    9.31    $    6.98    $    3.62    $    3.43
Period*

 * Expenses are equal to the Fund's annualized expense ratio of 1.18%, 1.91%, 1.91%, 1.43%, 0.74% and 0.70% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from November 1, 2007 through April 30, 2008.


Share Class                 A            B            C            R            Y            Z
---------------------------------------------------------------------------------------------------
Beginning Account        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 11/1/07

Ending Account Value     $1,019.00    $1,015.37    $1,015.37    $1,017.75    $1,021.18    $1,021.38
(after expenses)
On 4/30/08

Expenses Paid            $    5.92    $    9.57    $    9.57    $    7.17    $    3.72    $    3.52
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 1.91%, 1.91%, 1.43%, 0.74% and 0.70% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

             Floating   S&P/Moody's
Shares       Rate (c)   Ratings                                                       Value
                                      CONVERTIBLE PREFERRED STOCKS - 7.0%
                                      Materials - 4.1%
                                      Diversified Metals & Mining - 4.1%
    56,879              NR/NR         Freeport-McMoRan Copper & Gold, Inc.,
                                      5.5%, 12/31/49                         $  140,064,536
                                                                             --------------
                                      Total Materials                        $  140,064,536
                                                                             --------------
                                      Capital Goods - 0.7%
                                      Electrical Component & Equipment - 0.7%
    68,400              B+/N/A        General Cable Corp., 5.75%, 11/24/13   $   23,008,050
                                                                             --------------
                                      Total Capital Goods                    $   23,008,050
                                                                             --------------
                                      Banks - 1.5%
                                      Thrifts & Mortgage Finance - 1.5%
   726,432              NR/NR         Sovereign Cap Trust IV,
                                      4.375%, 3/1/34                         $   20,703,312
    36,975              B+/N/A        Washington Mutual Preferred,
                                      7.75%, 12/31/49                            32,353,125
                                                                             --------------
                                                                             $   53,056,437
                                                                             --------------
                                      Total Banks                            $   53,056,437
                                                                             --------------
                                      Utilities - 0.7%
                                      Multi-Utilities - 0.7%
   337,300              NR/NR         CMS Energy Corp., 4.5%, 12/31/49       $   25,845,613
                                                                             --------------
                                      Total Utilities                        $   25,845,613
                                                                             --------------
                                      TOTAL CONVERTIBLE PREFERRED STOCKS
                                      (Cost $143,171,306)                    $  241,974,636
                                                                             --------------


Principal
Amount
                                      CONVERTIBLE CORPORATE BONDS - 11.9%
                                      Energy - 1.4%
                                      Oil & Gas Exploration & Production - 1.4%
$25,770,000             NR/NR         McMoran Exploration, 6.0%, 7/2/08      $   49,736,100
                                                                             --------------
                                      Total Energy                           $   49,736,100
                                                                             --------------
                                      Capital Goods - 2.0%
                                      Electrical Component & Equipment - 1.0%
 45,287,000             BB+/Ba2       Roper Industries, Inc., 1.4813%,
                                      1/15/34                                $   35,323,860
                                                                             --------------
                                      Trading Companies & Distributors - 1.0%
 40,045,000             B/NR          Wesco Distribution, Inc., 1.75%,
                                      11/15/26                               $   33,087,181
                                                                             --------------
                                      Total Capital Goods                    $   68,411,041
                                                                             --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                        Value
                                        Transportation - 0.2%
                                        Marine - 0.2%
$ 7,270,000               B/B3          Horizon Lines, 4.25%, 8/15/12           $    5,416,150
                                                                                --------------
                                        Total Transportation                    $    5,416,150
                                                                                --------------
                                        Consumer Services - 0.6%
                                        Casinos & Gaming - 0.6%
 23,845,000               B+/B1         Shuffle Master, 1.25%, 4/15/24          $   21,055,135
                                                                                --------------
                                        Total Consumer Services                 $   21,055,135
                                                                                --------------
                                        Media - 2.0%
                                        Advertising - 2.0%
 68,089,000               B+/Ba3        Interpublic Group Co., 4.25%,
                                        3/15/23 (144A)                          $   69,280,558
                                                                                --------------
                                        Total Media                             $   69,280,558
                                                                                --------------
                                        Retailing - 1.0%
                                        Automotive Retail - 1.0%
 35,612,000               B/B2          Sonic Automotive, Inc., 5.25%, 5/7/09   $   34,899,760
                                                                                --------------
                                        Total Retailing                         $   34,899,760
                                                                                --------------
                                        Health Care Equipment & Services - 0.5%
                                        Health Care Services - 0.5%
 21,995,000               B+/B3         Omnicare, Inc., 3.25%, 12/15/35         $   15,204,044
                                                                                --------------
                                        Health Care Supplies - 0.0%
  1,240,000               B-/NR         Inverness Medical Innovation, 3.0%,
                                        5/15/16 (144A)                          $    1,272,550
                                                                                --------------
                                        Total Health Care Equipment
                                        & Services                              $   16,476,594
                                                                                --------------
                                        Pharmaceuticals & Biotechnology - 2.1%
                                        Biotechnology - 1.2%
 15,400,000               CCC/NA        Biomarin Pharmaceuticals,
                                        1.875%, 4/23/17                         $   29,702,750
 21,255,000               NA/NA         Mannkind Corp., 3.75%, 12/15/13              9,750,731
                                                                                --------------
                                                                                $   39,453,481
                                                                                --------------
                                        Life Sciences Tools & Services - 0.2%
 15,560,000               NA/NA         Verenium Corp., 5.5%, 4/1/27 (144A)     $    8,519,100
                                                                                --------------
                                        Pharmaceuticals - 0.7%
 36,200,000               NR/NR         Epix Medical, 3.0%, 6/15/24 (144A)      $   23,665,750
                                                                                --------------
                                        Total Pharmaceuticals
                                        & Biotechnology                         $   71,638,331
                                                                                --------------

 The accompanying notes are an integral part of these financial statements.  19

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                        Value
                                        Diversified Financials - 0.1%
                                        Consumer Finance - 0.1%
$ 4,100,000               NA/NA         Dollar Financial, 2.875%,
                                        6/30/27 (144A)                          $    3,403,000
                                                                                --------------
                                        Total Diversified Financials            $    3,403,000
                                                                                --------------
                                        Real Estate - 1.2%
                                        Office Real Estate Investment Trusts - 0.5%
 17,600,000               NR/NR         Alexandria Real Estate Equities, Inc.,
                                        3.7%, 1/15/27 (114A)                    $   18,238,000
                                                                                --------------
                                        Retail Real Estate Investment Trusts - 0.7%
 32,835,000               NA/NA         General Growth Properties, 3.98%,
                                        4/15/27 (144A) (b)                      $   26,596,350
                                                                                --------------
                                        Total Real Estate                       $   44,834,350
                                                                                --------------
                                        Software & Services - 0.1%
                                        Systems Software - 0.1%
  2,730,000               B-/NR         Macrovision Corp., 2.625%, 8/15/11      $    2,433,113
                                                                                --------------
                                        Total Software & Services               $    2,433,113
                                                                                --------------
                                        Technology Hardware & Equipment - 0.7%
                                        Electronic Equipment & Instruments - 0.6%
 16,800,000               NR/NR         Newport Corp., 2.5%, 2/15/12 (144A)     $   13,860,000
  8,000,000               B+/B3         Vishay Intertechnology,
                                        3.625%, 8/1/23                               7,960,000
                                                                                --------------
                                                                                $   21,820,000
                                                                                --------------
                                        Technology Distributors - 0.1%
  3,250,000               BB-/NR        Anixter International, Inc., 1.0%,
                                        2/15/13 (144A)                          $    3,518,124
                                                                                --------------
                                        Total Technology Hardware
                                        & Equipment                             $   25,338,124
                                                                                --------------
                                        TOTAL CONVERTIBLE CORPORATE BONDS
                                        (Cost $429,642,242)                     $  412,922,256
                                                                                --------------


    Shares
                                        PREFERRED STOCKS - 0.4%
                                        Real Estate - 0.4%
                                        Real Estate Management & Development - 0.4%
   667,700                              Forest City Enterprises,
                                        7.375%, 2/1/34                          $   14,936,449
                                                                                --------------
                                        Total Real Estate                       $   14,936,449
                                                                                --------------
                                        TOTAL PREFERRED STOCKS
                                        (Cost $17,060,964)                      $   14,936,449
                                                                                --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Floating   S&P/Moody's
Shares        Rate (c)   Ratings                                                  Value
                                       COMMON STOCKS - 13.9%
                                       Energy - 1.0%
                                       Oil & Gas Exploration & Production - 0.2%
    159,470                            Sandridge Energy, Inc.*(b)        $    7,204,855
                                                                         --------------
                                       Oil & Gas Refining & Marketing - 0.8%
    654,400                            Tesoro Petroleum Corp.            $   16,451,616
    196,700                            Valero Energy Corp.                    9,608,795
                                                                         --------------
                                                                         $   26,060,411
                                                                         --------------
                                       Total Energy                      $   33,265,266
                                                                         --------------
                                       Materials - 1.1%
                                       Construction Materials - 0.5%
    245,394                            Texas Industries, Inc. (b)        $   18,995,950
                                                                         --------------
                                       Diversified Metals & Mining - 0.3%
  2,600,200                            Polyment Mining Corp.*            $    9,594,738
                                                                         --------------
                                       Gold - 0.3%
    227,100                            Barrick Gold Corp.                $    8,770,602
                                                                         --------------
                                       Total Materials                   $   37,361,290
                                                                         --------------
                                       Capital Goods - 2.8%
                                       Building Products - 0.4%
    459,675                            Lennox International, Inc.        $   15,233,630
                                                                         --------------
                                       Construction & Farm Machinery & Heavy Trucks - 0.3%
    961,200                            Commercial Vehicle Group, Inc.*   $   11,582,460
                                                                         --------------
                                       Electrical Component & Equipment - 1.1%
    349,300                            Cooper Industries, Inc.           $   14,806,827
    362,500                            General Cable Corp.*(b)               24,287,500
                                                                         --------------
                                                                         $   39,094,327
                                                                         --------------
                                       Industrial Machinery - 1.0%
    289,700                            ESCO Electronics Corp.*(b)        $   13,488,432
    297,600                            ITT Corp.                             19,046,400
                                                                         --------------
                                                                         $   32,534,832
                                                                         --------------
                                       Total Capital Goods               $   98,445,249
                                                                         --------------
                                       Consumer Services - 0.5%
                                       Casinos & Gaming - 0.4%
    554,800                            Scientific Games Corp.*(b)        $   15,623,168
                                                                         --------------
                                       Specialized Consumer Services - 0.1%
    300,971                            Service Corp. International*      $    3,343,788
                                                                         --------------
                                       Total Consumer Services           $   18,966,956
                                                                         --------------

 The accompanying notes are an integral part of these financial statements.  21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              Floating   S&P/Moody's
Shares        Rate (c)   Ratings                                                          Value
                                       Retailing - 0.3%
                                       Department Stores - 0.3%
    247,700                            J.C. Penney Co., Inc.                     $   10,527,250
                                                                                 --------------
                                       Total Retailing                           $   10,527,250
                                                                                 --------------
                                       Food, Beverage & Tobacco - 0.3%
                                       Tobacco - 0.3%
    167,300                            Reynolds American, Inc. (b)               $    9,009,105
                                                                                 --------------
                                       Total Food, Beverage & Tobacco            $    9,009,105
                                                                                 --------------
                                       Health Care Equipment & Services - 0.5%
                                       Health Care Equipment - 0.3%
    588,100                            Thoratec Corp.*(b)                        $    9,403,719
                                                                                 --------------
                                       Health Care Supplies - 0.2%
    232,500                            Inverness Medical Innovations, Inc.*(b)   $    8,602,500
                                                                                 --------------
                                       Total Health Care Equipment
                                       & Services                                $   18,006,219
                                                                                 --------------
                                       Pharmaceuticals & Biotechnology - 1.7%
                                       Life Sciences Tools & Services - 1.7%
    268,400                            Bio-Rad Laboratories, Inc.*               $   22,371,140
    445,000                            Thermo Fisher Scientific, Inc.*               25,752,150
    178,100                            Waters Corp.*(b)                              10,946,026
                                                                                 --------------
                                                                                 $   59,069,316
                                                                                 --------------
                                       Total Pharmaceuticals
                                       & Biotechnology                           $   59,069,316
                                                                                 --------------
                                       Real Estate - 1.1%
                                       Mortgage Real Estate Investment Trusts - 0.6%
  1,153,200                            Annaly Capital Management, Inc.           $   19,327,632
                                                                                 --------------
                                       Retail Real Estate Investment Trusts - 0.5%
    465,733                            General Growth Properties                 $   19,076,424
                                                                                 --------------
                                       Total Real Estate                         $   38,404,056
                                                                                 --------------
                                       Technology Hardware & Equipment - 1.4%
                                       Communications Equipment - 0.3%
    218,300                            CommScope, Inc.*                          $   10,380,165
                                                                                 --------------
                                       Computer Storage & Peripherals - 0.2%
    309,100                            Netapp, Inc.*(b)                          $    7,480,220
                                                                                 --------------
                                       Electronic Equipment & Instruments - 0.6%
    223,800                            Itron, Inc.*(b)                           $   20,831,304
                                                                                 --------------
                                       Electronic Manufacturing Services - 0.3%
    290,100                            Tyco Electronics, Ltd.                    $   10,852,641
                                                                                 --------------
                                       Total Technology Hardware
                                       & Equipment                               $   49,544,330
                                                                                 --------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Floating   S&P/Moody's
Shares        Rate (c)   Ratings                                                        Value
                                       Telecommunication Services - 0.4%
                                       Alternative Carriers - 0.4%
  1,667,100                            Paetec Holding Corp.*                   $   12,853,341
                                                                               --------------
                                       Total Telecommunication Services        $   12,853,341
                                                                               --------------
                                       Utilities - 2.8%
                                       Gas Utilities - 0.5%
    118,200                            Questar Corp.                           $    7,331,946
    359,500                            Southern Union Co.                           9,210,390
                                                                               --------------
                                                                               $   16,542,336
                                                                               --------------
                                       Independent Power Producer & Energy Traders - 1.5%
  1,185,982                            NRG Energy, Inc.*(b)                    $   52,123,909
                                                                               --------------
                                       Multi-Utilities - 0.8%
    414,700                            Public Service Enterprise Group, Inc.   $   18,209,475
    152,812                            Sempra Energy                                8,659,856
                                                                               --------------
                                                                               $   26,869,331
                                                                               --------------
                                       Total Utilities                         $   95,535,576
                                                                               --------------
                                       TOTAL COMMON STOCKS
                                       (Cost $392,908,677)                     $  480,987,954
                                                                               --------------


Principal
Amount
                                       CORPORATE BONDS - 59.7%
                                       Energy - 5.7%
                                       Coal & Consumable Fuels - 0.6%
$21,750,000              B+/B2         Massey Energy Co.,
                                       6.875%, 12/15/13                        $   21,750,000
                                                                               --------------
                                       Oil & Gas Equipment & Services - 0.2%
  7,450,000              BB-/B2        Complete Production Service,
                                       8.0%, 12/15/16                          $    7,468,625
                                                                               --------------
                                       Oil & Gas Exploration & Production - 0.9%
 18,025,000              B+/B3         Hilcorp Energy, 7.75%,11/1/15 (144A)    $   17,754,625
 12,870,000              CCC+/Caa1     Parallel Petroleum Corp.,
                                       10.25%, 8/1/14                              12,870,000
                                                                               --------------
                                                                               $   30,624,625
                                                                               --------------


 The accompanying notes are an integral part of these financial statements.  23

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                         Value
                                        Oil & Gas Refining & Marketing - 2.9%
$ 3,695,000               B+/B3         Aventine Renewable Energy,
                                        10.0%, 4/1/17 (b)                        $    2,309,375
  3,915,000               BB-/B1        Frontier Oil Corp., 6.625%, 10/1/11           3,895,425
 90,865,000               BB+/Ba1       Tesoro Corp., 6.625%, 11/1/15                85,413,100
 11,655,000               B-/B3         Verasun Energy Corp., 9.375%,
                                        6/1/17 (144A)                                 7,692,300
  1,390,000               B+/Ba3        Verasun Energy Corp.,
                                        9.875%, 12/15/12                              1,275,325
                                                                                 --------------
                                                                                 $  100,585,525
                                                                                 --------------
                                        Oil & Gas Storage & Transportation - 1.1%
 39,009,000               B+/B1         Holly Energy Partners LP,
                                        6.25%, 3/1/15                            $   35,693,235
                                                                                 --------------
                                        Total Energy                             $  196,122,010
                                                                                 --------------
                                        Materials - 13.6%
                                        Aluminum - 2.1%
 78,603,000               B/B3          Novelis, Inc., 7.25%, 02/15/15           $   71,921,745
                                                                                 --------------
                                        Commodity Chemicals - 6.4%
 51,475,000               B/B3          Arco Chemical Co., 9.8%, 2/1/20          $   45,040,625
 35,121,000               CCC/Caa2      Georgia Gulf Corp.,
                                        10.75%, 10/15/16 (b)                         25,462,725
 65,199,000               CCC+/Caa1     Georgia Gulf Corp., 9.5%, 10/15/14 (b)       55,093,155
 63,435,000               B-/B3         Millenium America, Inc.,
                                        7.625%, 11/15/26                             40,756,988
 53,500,000               B+/Ba3        Nova Chemicals Corp.,
                                        7.875%, 9/15/25                              45,207,500
  9,581,000               B+/Ba3        Nova Chemicals, Ltd., 6.5%, 1/15/12           9,006,140
                                                                                 --------------
                                                                                 $  220,567,133
                                                                                 --------------
                                        Construction Materials - 0.2%
  5,318,000               BB-/Ba3       Texas Industries, Inc., 7.25%, 7/15/13   $    5,264,820
                                                                                 --------------
                                        Diversified Chemical - 0.2%
  6,900,000               B-/B3         Ineos Group Holdings Plc, 8.5%,
                                        2/15/16 (144A) (b)                       $    5,589,000
                                                                                 --------------
                                        Diversified Metals & Mining - 0.4%
 15,230,000    8.74       B-/B3         Noranda Aluminum Acquisition, Floating
                                        Rate Note, 5/15/15 (144A)                $   12,869,350
                                                                                 --------------
                                        Metal & Glass Containers - 1.4%
 57,590,000               B/B2          Crown Cork and Seal Co., Inc.,
                                        7.375%, 12/15/26                         $   49,671,375
                                                                                 --------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                          Value
                                        Paper Packaging - 0.7%
$ 15,820,000               CCC+/Caa1     Graham Packaging Co., 9.875%,
                                         10/15/14 (b)                              $   14,870,800
  11,295,000               B-/B3         Graphic Packaging Co., 9.5%, 8/15/13          11,238,525
                                                                                   --------------
                                                                                   $   26,109,325
                                                                                   --------------
                                         Paper Products - 1.4%
  10,780,000               CCC+/Caa2     Abitibi-Consolidated, Inc., 8.85%,
                                         8/1/30                                    $    4,096,400
  79,540,000               CCC+/Caa2     Bowater, Inc., 6.5%, 6/15/13                  46,928,600
                                                                                   --------------
                                                                                   $   51,025,000
                                                                                   --------------
                                         Steel - 0.8%
  30,980,000               B-/Caa1       Algoma Acquisition Corp., 9.875%,
                                         6/15/15 (144A)                            $   28,191,800
                                                                                   --------------
                                         Total Materials                           $  471,209,548
                                                                                   --------------
                                         Capital Goods - 11.9%
                                         Aerospace & Defense - 5.2%
 131,373,000               B/B3          DRS Technologies, Inc.,
                                         6.875%, 11/1/13                           $  130,387,701
   9,680,000               BB/Ba3        Esterline Technology, 6.625%, 3/1/17           9,849,400
  37,580,000               B+/B1         Esterline Technology, 7.75%, 6/15/13          38,895,300
                                                                                   --------------
                                                                                   $  179,132,401
                                                                                   --------------
                                         Construction & Farm Machinery & Heavy Trucks - 0.6%
   2,675,000               BB-/B1        American Railcar, 7.5%, 3/1/14            $    2,407,500
  19,660,000               B/B2          Greenbrier Co., Inc., 8.375%, 5/15/15         18,775,300
                                                                                   --------------
                                                                                   $   21,182,800
                                                                                   --------------
                                         Electrical Component & Equipment - 1.9%
  39,600,000               B/B3          Baldor Electric, 8.625%, 2/15/17          $   40,392,000
   5,635,000               BB-/Ba1       Belden CDT, Inc., 7.0%, 3/15/17                5,585,694
  21,190,000               B+/B1         General Cable Corp., 7.125%, 4/1/17           20,660,250
                                                                                   --------------
                                                                                   $   66,637,944
                                                                                   --------------
                                         Industrial Machinery - 3.3%
  22,430,000               BB-/B1        Gardner Denver, Inc., 8.0%,
                                         5/1/13 (144A)                             $   22,598,225
  84,757,760               NR/NR         Mueller Industries, Inc., 6.0%, 11/1/14       74,586,829
  19,006,000               B/B3          Mueller Water Products,
                                        7.375%, 6/1/17 (b)                            16,535,220
                                                                                  --------------
                                                                                  $  113,720,274
                                                                                  --------------

 The accompanying notes are an integral part of these financial statements.  25

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                           Value
                                        Trading Companies & Distributors - 0.9%
$34,955,000               B/B1          Wesco Distribution, Inc., 7.5%,
                                        10/15/17                                   $   31,809,050
                                                                                   --------------
                                        Total Capital Goods                        $  412,482,469
                                                                                   --------------
                                        Commercial Services & Supplies - 0.1%
                                        Diversified Commercial Services - 0.1%
  3,500,000               B-/Caa1       NCO Group, Inc., 11.875%, 11/15/14         $    2,695,000
  2,330,000    7.94       B-/B3         NCO Group, Inc., Floating Rate Note,
                                        11/15/13                                        1,843,613
                                                                                   --------------
                                                                                   $    4,538,613
                                                                                   --------------
                                        Total Commercial Services & Supplies       $    4,538,613
                                                                                   --------------
                                        Transportation - 0.8%
                                        Air Freight & Couriers - 0.2%
  7,710,000               B-/B3         Ceva Group Plc, 10.0%, 9/1/14 (144A)       $    7,941,300
                                                                                   --------------
                                        Railroads - 0.0%
    415,000               BB-/B2        Kansas City Southern Mex, 7.375%,
                                        6/1/14 (144A)                              $      393,731
                                                                                   --------------
                                        Trucking - 0.6%
 10,875,000               B-/Caa1       Allison Transmission, 11.0%, 11/1/15
                                        (144A) (b)                                 $   10,684,688
 10,645,000               B-/Caa1       Allison Transmission, 11.25%, 11/1/15
                                        (144A) (b)                                     10,139,363
                                                                                   --------------
                                                                                   $   20,824,051
                                                                                   --------------
                                        Total Transportation                       $   29,159,082
                                                                                   --------------
                                        Automobiles & Components - 1.2%
                                        Auto Parts & Equipment - 1.2%
 10,055,000               B-/B3         Cooper Standard Auto, 7.0%, 12/15/12
                                           (b)                                     $    9,220,435
  9,275,000               CCC+/Caa1     Cooper Standard Auto,
                                        8.375%, 12/15/14                                7,651,875
 24,925,000               B-/B3         Lear Corp., 8.75%, 12/1/16                     23,429,500
                                                                                   --------------
                                                                                   $   40,301,810
                                                                                   --------------
                                        Total Automobiles & Components             $   40,301,810
                                                                                   --------------
                                        Consumer Durables & Apparel - 1.3%
                                        Footwear - 0.6%
 20,330,000               BB-/B1        Brown Shoe Co., Inc., 8.75%, 5/1/12        $   20,330,000
                                                                                   --------------
                                        Homebuilding - 0.1%
  4,665,000               BB-/B1        Meritage Homes Corp.,
                                        6.25%, 3/15/15                             $    3,871,950
                                                                                   --------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                       Value
                                        Housewares & Specialties - 0.6%
 $ 5,000,000              B-/B3         Yankee Acquisition Corp., 8.5%,
                                        2/15/15 (b)                            $    4,225,000
  19,225,000              CCC+/Caa1     Yankee Acquisition Corp., 9.75%,
                                        2/15/17 (b)                                15,428,063
                                                                               --------------
                                                                               $   19,653,063
                                                                               --------------
                                        Total Consumer Durables & Apparel      $   43,855,013
                                                                               --------------
                                        Consumer Services - 0.2%
                                        Casinos & Gaming - 0.2%
   6,557,000              B+/Ba3        Scientific Games Corp.,
                                        6.25%, 12/15/12                        $    6,065,225
                                                                               --------------
                                        Total Consumer Services                $    6,065,225
                                                                               --------------
                                        Media - 2.4%
                                        Advertising - 1.7%
  57,910,000              B+/Ba3        Interpublic Group, Inc.,
                                        7.25%, 8/15/11                         $   57,041,350
                                                                               --------------
                                        Broadcasting & Cable Television - 0.7%
  33,650,000              CCC/B3        Univision Communications, 9.75%,
                                        3/15/15 (144A) PIK (b)                 $   24,312,125
                                                                               --------------
                                        Total Media                            $   81,353,475
                                                                               --------------
                                        Retailing - 0.5%
                                        Automotive Retail - 0.5%
     785,000              BB+/Ba2       Autonation, Inc., 7.0%, 4/15/14        $      735,938
  15,405,000              B/B1          Sonic Automotive, Inc.,
                                        8.625%, 8/15/13                            14,634,750
                                                                               --------------
                                                                               $   15,370,688
                                                                               --------------
                                        Specialty Stores - 0.0%
   1,355,000              CCC+/Caa1     Sally Holdings LLC, 10.5%,
                                        11/15/16 (b)                           $    1,348,225
                                                                               --------------
                                        Total Retailing                        $   16,718,913
                                                                               --------------
                                        Food, Beverage & Tobacco - 0.2%
                                        Packaged Foods & Meats - 0.0%
     650,000              B+/Ba3        Bertin, Ltd., 10.25%, 10/5/16 (144A)   $      677,625
                                                                               --------------
                                        Tobacco - 0.2%
   4,445,000              B+/B2         Alliance One, 11.0%, 5/15/12           $    4,578,350
   2,490,000              B+/B2         Alliance One, 8.5%, 5/15/12                 2,365,500
                                                                               --------------
                                                                               $    6,943,850
                                                                               --------------
                                        Total Food, Beverage & Tobacco         $    7,621,475
                                                                               --------------

 The accompanying notes are an integral part of these financial statements.  27

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                     Value
                                        Health Care Equipment & Services - 1.1%
                                        Health Care Facilities - 1.1%
$14,100,000               B/B3          Community Health Systems,
                                        8.875%, 7/15/15                      $   14,664,000
 13,785,000               CCC+/Caa1     Surgical Care Affiliates, 10.0%,
                                        7/15/17 (144A)                            9,511,650
 15,920,000               B-/B3         Surgical Care Affiliates, 8.875%,
                                        7/15/15 (144A) PIK                       12,736,000
                                                                             --------------
                                                                             $   36,911,650
                                                                             --------------
                                        Total Health Care Equipment
                                        & Services                           $   36,911,650
                                                                             --------------
                                        Pharmaceuticals & Biotechnology - 2.0%
                                        Life Sciences Tools & Services - 0.3%
  4,140,000               BB+/Ba3       Bio-Rad Laboratories, Inc., 6.125%,
                                        12/15/14                             $    3,953,700
  7,000,000               BB+/Ba3       Bio-Rad Laboratories, Inc., 7.5%,
                                        8/15/13                                   7,017,500
                                                                             --------------
                                                                             $   10,971,200
                                                                             --------------
                                        Pharmaceuticals - 1.7%
 60,610,000               B+/Ba3        Valeant Pharmaceuticals,
                                        7.0%, 12/15/11                       $   58,337,125
                                                                             --------------
                                        Total Pharmaceuticals
                                        & Biotechnology                      $   69,308,325
                                                                             --------------
                                        Diversified Financials - 1.1%
                                        Investment Banking & Brokerage - 0.4%
 13,450,000               B-/B3         Alliance One International, Inc.,
                                        10.375%, 10/15/17                    $   14,257,000
                                                                             --------------
                                        Multi-Sector Holding - 0.5%
  5,000,000               BB+/Ba2       Leucadia National, 7.125%,
                                        3/15/17 (144A)                       $    4,775,000
 12,265,000               BB+/Ba2       Leucadia National, 8.125%, 9/15/15       12,510,300
                                                                             --------------
                                                                             $   17,285,300
                                                                             --------------
                                        Specialized Finance - 0.2%
  6,225,000               B/B3          Firekeepers Development Authority,
                                        13.875%, 5/1/15 (144A)               $    6,318,375
                                                                             --------------
                                        Total Diversified Financials         $   37,860,675
                                                                             --------------

28  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                         Value
                                        Insurance - 1.5%
                                        Insurance Brokers - 0.6%
$19,710,000               CCC/Caa1      Alliant Holdings, Inc., 11.0%,
                                        5/1/15 (144A)                            $   16,162,200
  4,050,000               CCC+/Caa1     HUB, Ltd., 10.25%, 6/15/15 (144A)             2,956,500
                                                                                 --------------
                                                                                 $   19,118,700
                                                                                 --------------
                                        Property & Casualty Insurance - 0.4%
  2,500,000        7.13   BB+/NR        Blue Fin, Ltd., Floating Rate
                                        Note, 4/10/12                            $    2,483,750
 14,960,000       14.00   AA/Aa2        MBIA, Inc., Floating Rate Note,
                                        1/15/33 (144A)                               13,688,400
                                                                                 --------------
                                                                                 $   16,172,150
                                                                                 --------------
                                        Reinsurance - 0.5%
  2,700,000        7.37   BB/NA         Foundation Reinsurance, Ltd., Floating
                                        Rate Note, 11/24/08 (144A)               $    2,638,440
  1,675,000       11.94   NR/B3         Globecat, Ltd., Floating Rate Note,
                                        1/2/13 (144A)                                 1,693,090
    625,000        8.69   NR/B3         Globecat, Ltd., Floating Rate Note,
                                        1/2/13 (144A)                                   635,438
    790,000        7.25   NA/NA         Newton Reinsurance, Ltd., Floating Rate
                                        Note, 12/24/10 (144A)                           790,869
  1,150,000        9.55   NA/NA         Newton Reinsurance, Ltd., Floating Rate
                                        Note, 12/24/10 (144A)                         1,131,600
    950,000       13.08   B/NA          Redwood Capital, Ltd., Floating Rate
                                        Note, 6/5/09                                    950,380
  3,000,000        6.31   NR/NR         Redwood Capital X, Ltd., Floating Rate
                                        Note, 1/9/09 (144A)                           3,001,200
  2,550,000        7.36   NR/NR         Redwood Capital X, Ltd., Floating Rate
                                        Note, 1/9/09 (144A)                           2,552,295
  3,400,000       11.53   B-/NA         Residential Reinsurance 2005, Floating
                                        Rate Note, 6/6/08 (144A)                      3,398,640
                                                                                 --------------
                                                                                 $   16,791,952
                                                                                 --------------
                                        Total Insurance                          $   52,082,802
                                                                                 --------------
                                        Real Estate - 7.1%
                                        Real Estate Management & Development - 4.9%
 83,340,000               BB-/Ba3       Forest City Enterprises, 6.5%, 2/1/17    $   74,172,600
102,985,000               BB-/Ba3       Forest City Enterprises,
                                        7.625%, 6/1/15                               95,776,050
                                                                                 --------------
                                                                                 $  169,948,650
                                                                                 --------------

 The accompanying notes are an integral part of these financial statements.  29

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                        Value
                                        Real Estate Investment Trusts - 1.5%
$56,449,000               BB-/Ba2       BF Saul Real Estate Investment Trust,
                                        7.5%, 3/1/14                            $   50,521,855
                                                                                --------------
                                        Retail Real Estate Investment Trusts - 0.7%
 28,500,000               BB-/Ba2       Rouse Co. LP, 6.75%, 5/1/13 (144A)      $   25,457,397
                                                                                --------------
                                        Total Real Estate                       $  245,927,902
                                                                                --------------
                                        Software & Services - 1.4%
                                        Data Processing & Outsourced Services - 1.4%
 52,870,000               B/B3          First Data Corp., 9.875%, 9/24/15
                                        (144A) (b)                              $   48,111,700
                                                                                --------------
                                        Total Software & Services               $   48,111,700
                                                                                --------------
                                        Technology Hardware & Equipment - 2.9%
                                        Communications Equipment - 0.8%
 22,340,000               BBB+/Baa1     Corning, Inc., 8.875%, 8/16/21          $   27,437,206
  1,650,000               B+/B1         Mastec, Inc., 7.625%, 2/1/17                 1,443,750
                                                                                --------------
                                                                                $   28,880,956
                                                                                --------------
                                        Electronic Equipment & Instruments - 0.4%
 13,856,000               B-/B3         Itron, Inc., 7.75%, 5/15/12             $   13,474,960
                                                                                --------------
                                        Technology Distributors - 1.7%
 42,733,000               BB+/Ba1       Anixter International Corp.,
                                        5.95%, 3/1/15                           $   37,658,456
 19,327,000               BBB-/Baa3     Arrow Electronic, Inc., 7.5%, 1/15/27       19,834,353
                                                                                --------------
                                                                                $   57,492,809
                                                                                --------------
                                        Total Technology Hardware
                                        & Equipment                             $   99,848,725
                                                                                --------------
                                        Semiconductors - 0.3%
                                        Semiconductors - 0.3%
 11,165,000    6.68       B-/B2         Freescale Semiconductor, Floating Rate
                                        Note, 12/15/14                          $    8,904,088
                                                                                --------------
                                        Total Semiconductors                    $    8,904,088
                                                                                --------------
                                        Telecommunication Services - 0.2%
                                        Integrated Telecommunication Services - 0.1%
  2,000,000               B+/B1         GCI, Inc., 7.25%, 2/15/14               $    1,670,000
  4,055,000               CCC+/Caa1     Paetec Holdings, 9.5%, 7/15/15               3,811,700
                                                                                --------------
                                                                                $    5,481,700
                                                                                --------------
                                        Wireless Telecommunication Services - 0.1%
  3,325,000               B-/Caa1       Alltel Corp., 7.0%, 7/1/12              $    2,826,250
                                                                                --------------
                                        Total Telecommunication Services        $    8,307,950
                                                                                --------------

30  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                        Value
                                        Utilities - 4.2%
                                        Electric Utilities - 1.5%
$ 6,908,000               BB+/Ba1       Allegheny Energy Supply,
                                        7.8%, 3/15/11                           $    7,218,860
 13,445,000               BB+/Ba1       Allegheny Energy Supply, 8.25%,
                                        4/15/12 (144A)                              14,318,925
  8,400,000               BBB-/Baa3     Allegheny Generating Co.,
                                        6.875%, 9/1/23                               8,359,571
 19,000,000               BB-/Ba3       Intergen NV, 9.0%, 6/30/17                  19,855,000
                                                                                --------------
                                                                                $   49,752,356
                                                                                --------------
                                        Independent Power Producer & Energy Traders - 2.1%
  1,250,000               B/B1          NRG Energy, Inc., 7.25%, 2/1/14         $    1,284,375
 38,652,000               B/B1          NRG Energy, Inc., 7.375%, 1/15/17           39,811,560
 31,235,000               CCC/B3        TXU Energy, Co., 10.25%, 11/1/15            32,562,485
                                                                                --------------
                                                                                $   73,658,420
                                                                                --------------
                                        Multi-Utilities - 0.6%
 20,120,000               BB+/Ba1       CMS Energy Corp., 6.875%, 12/15/15      $   20,252,732
                                                                                --------------
                                        Total Utilities                         $  143,663,508
                                                                                --------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $2,224,391,074)                   $2,060,354,958
                                                                                --------------
                                        MUNICIPAL BONDS - 1.1%
                                        Commercial Services & Supplies - 0.2%
                                        Environmental & Facilities Services - 0.2%
 10,000,000    9.83       NR/NR         Ohio Air Quality Development, Floating
                                        Rate Note, 6/8/22                       $    6,500,000
                                                                                --------------
                                        Total Commercial Services & Supplies    $    6,500,000
                                                                                --------------
                                        Consumer Services - 0.9%
                                        Casinos & Gaming - 0.9%
 32,840,000               BB+/Ba1       Mashantucket Pequot Tribe, 8.5%,
                                        11/15/15 (144A)                         $   29,843,350
                                                                                --------------
                                        Total Consumer Services                 $   29,843,350
                                                                                --------------
                                        TOTAL MUNICIPAL BONDS
                                        (Cost $40,024,416)                      $   36,343,350
                                                                                --------------

 The accompanying notes are an integral part of these financial statements.  31

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                         Value
                                        SENIOR FLOATING RATE LOAN
                                        INTERESTS - 3.9%**
                                        Energy - 0.2%
                                        Oil & Gas Exploration & Production - 0.2%
$   750,000        6.32   NA/NA         SandRidge Energy, Floating Rate
                                        Loan, 4/1/14                             $      714,375
  5,700,000        7.13   B/Caa1        Venoco, Inc., 2nd Lien Term
                                        Loan, 5/7/14                                  5,187,000
                                                                                 --------------
                                                                                 $    5,901,375
                                                                                 --------------
                                        Total Energy                             $    5,901,375
                                                                                 --------------
                                        Materials - 0.0%
                                        Steel - 0.0%
  1,030,000        7.86   NR/NR         Niagara Corp., Term Loan, 6/29/14        $      854,900
                                                                                 --------------
                                        Total Materials                          $      854,900
                                                                                 --------------
                                        Capital Goods - 0.4%
                                        Aerospace & Defense - 0.4%
 14,830,000       11.75   CCC+/Ba3      Aeroflex, Inc., Senior Unsecured Bridge
                                        Loan, 8/15/08                            $   13,643,600
                                                                                 --------------
                                        Total Capital Goods                      $   13,643,600
                                                                                 --------------
                                        Transportation - 0.1%
                                        Air Freight & Couriers - 0.1%
    828,244        2.60   B/Ba2         Ceva Group Plc, Additional Pre-funded
                                        Term Loan, 11/4/13                       $      751,632
  2,507,946        5.86   NR/B+         Ceva Group Plc, U.S. Term
                                        Loan, 11/4/13                                 2,301,040
                                                                                 --------------
                                                                                 $    3,052,672
                                                                                 --------------
                                        Total Transportation                     $    3,052,672
                                                                                 --------------
                                        Automobiles & Components - 0.0%
                                        Auto Parts & Equipment - 0.0%
    500,000        6.24   BB-/Ba3       Accuride Corp., Term Advance Loan,
                                        1/31/12                                  $      485,000
                                                                                 --------------
                                        Total Automobiles & Components           $      485,000
                                                                                 --------------

32  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                          Value
                                        Consumer Services - 0.6%
                                        Casinos & Gaming - 0.6%
$12,482,841    5.19       BB-/NR        Gateway Casinos & Entertainment,
                                        Term Advance Loan, 7/16/14                $   10,641,622
  2,502,825    5.19       NR/Ba3        Gateway Casinos & Entertainment,
                                        Delayed Draw Term Loan, 7/16/14                2,133,659
 10,000,000    8.19       NR/Caa1       Gateway Casinos & Entertainment, 2nd
                                        Lien Advance Term Loan, 7/16/15                7,100,000
                                                                                  --------------
                                                                                  $   19,875,281
                                                                                  --------------
                                        Total Consumer Services                   $   19,875,281
                                                                                  --------------
                                        Health Care Equipment & Services - 0.4%
                                        Health Care Supplies - 0.4%
 15,000,000    6.92       BB/B1         IM U.S. Holdings LLC, Term
                                        Loan, 6/26/15                             $   13,537,500
                                                                                  --------------
                                        Total Health Care Equipment
                                        & Services                                $   13,537,500
                                                                                  --------------
                                        Insurance - 0.7%
                                        Insurance Brokers - 0.6%
  5,373,000    5.70       BB-/NR        Alliant Holdings I, Inc., Term
                                        Loan, 8/21/14                             $    5,050,620
  1,392,804    4.40       B+/NR         HUB International Holdings, Delayed
                                        Draw Term Loan, 6/13/14                        1,257,066
  7,985,723    5.20       B+/NR         HUB International Holdings, Initial Term
                                        Loan, 6/13/14                                  7,197,133
  5,508,375    5.45       B/B2          USI Holdings Corp., Tranche B Term
                                        Loan, 4/30/14                                  5,177,873
                                                                                  --------------
                                                                                  $   18,682,692
                                                                                  --------------
                                        Multi-Line Insurance - 0.1%
  6,922,688    5.43       B-/NR         AmWins Group, Inc., Initial Term
                                        Loan, 6/11/13                             $    5,434,310
                                                                                  --------------
                                        Total Insurance                           $   24,117,002
                                                                                  --------------
                                        Telecommunication Services - 0.7%
                                        Integrated Telecommunications Services - 0.7%
 27,000,000    0.00       BB-/B3        Intelsat, Ltd., Senior Notes, 1/15/13     $   24,975,000
                                                                                  --------------
                                        Total Telecommunication Services          $   24,975,000
                                                                                  --------------

 The accompanying notes are an integral part of these financial statements.  33

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                         Value
                                        Utilities - 0.8%
                                        Independent Power Producer & Energy Traders - 0.8%
$ 9,502,152    2.60       BB/Ba1        NRG Energy, Inc., Credit Linked
                                        Loan, 2/1/13                             $    9,137,507
 19,455,865    4.20       BB/Ba1        NRG Energy, Inc., Term Loan, 2/1/13          18,709,244
                                                                                 --------------
                                                                                 $   27,846,751
                                                                                 --------------
                                        Total Utilities                          $   27,846,751
                                                                                 --------------
                                        TOTAL SENIOR FLOATING RATE
                                        LOAN INTERESTS
                                        (Cost $144,298,511)                      $  134,289,081
                                                                                 --------------
                                        TEMPORARY CASH INVESTMENTS - 8.3%
                                        Repurchase Agreement - 1.0%
  6,990,000                             Bank of America Corp., 1.98%,
                                        dated 4/30/08, repurchase price
                                        of $6,990,000 plus accrued interest on
                                        5/1/08 collateralized by the following:
                                        $4,366,799 Federal National
                                        Mortgage Association,
                                        5.0%, 10/1/34
                                        $330,118 Freddie Mac Giant,
                                        5.0%, 4/1/38
                                        $3,109,633 Federal National
                                        Mortgage Association,
                                        5.5%, 7/1/37                             $    6,990,000
  6,990,000                             Barclays Plc, 1.98%, dated 4/30/08,
                                        repurchase price of $6,990,000 plus
                                        accrued interest on 5/1/08
                                        collateralized by the following:
                                        $2,122,531 Freddie Mac Giant,
                                        5.0 - 7.0%, 5/1/20 - 11/1/47
                                        $569,957 Federal Home Loan
                                        Mortgage Corp., 5.927 - 6.28%,
                                        8/1/36 - 12/1/36
                                        $733,300 Federal National
                                        Mortgage Association (ARM),
                                        4.777 - 6.432%,
                                        8/1/35 - 11/1/37
                                        $5,276,225 Federal National
                                        Mortgage Association, 4.0 - 6.5%,
                                        9/1/20 - 2/1/48                               6,990,000

34  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      Floating   S&P/Moody's
Amount         Rate (c)   Ratings                                                         Value

                                        Repurchase Agreement - (continued)
$ 6,990,000                             Deutsche Bank AG, 2.0%,
                                        dated 4/30/08, repurchase price
                                        of $6,990,000 plus accrued interest
                                        on 5/1/08 collateralized by
                                        the following:
                                        $5,071,667 Freddie Mac Giant,
                                        4.0 - 7.0%, 4/1/19 - 4/1/39
                                        $629,048 Federal Home Loan
                                        Mortgage Corp., 4.955 - 5.894%,
                                        2/1/37 - 4/1/38
                                        $1,534,315 Federal National
                                        Mortgage Association (ARM),
                                        4.414 - 6.308%, 8/1/12 - 6/1/36
                                        $2,435,930 U.S Treasury Strip,
                                        0.0%, 11/15/21 - 8/15/26                 $    6,990,000
  6,990,000                             JP Morgan Chase & Co., 2.0%,
                                        dated 4/30/08, repurchase price of
                                        $6,990,000 plus accrued interest on
                                        5/1/08 collateralized by $7,429,146
                                        Federal National Mortgage Association,
                                        4.5 - 7.0%, 1/1/21 - 2/1/38                   6,990,000
  6,990,000                             Merrill Lynch, Inc. & Co., 1.88%,
                                        dated 4/30/08, repurchase price of
                                        $6,990,000 plus accrued interest on
                                        5/1/08 collateralized by $7,091,928
                                        Freddie Mac Giant, 5.5%, 3/1/38               6,990,000
                                                                                 --------------
                                                                                 $   34,950,000
                                                                                 --------------


  Principal
     Amount                                                                               Value
                                        Securities Lending Collateral - 7.3%
                                        Certificates of Deposit:
$   822,788                             Banco Santander NY, 2.80%, 10/7/08       $    2,123,551
    914,209                             Bank Bovespa NY, 2.86%, 5/6/08                2,358,533
  2,285,524                             Bank of America, 2.80%, 8/22/08               5,896,219
    822,788                             Bank of Scotland NY, 2.89%, 11/4/08           2,119,119
  1,142,762                             Bank of Scotland NY, 3.03%, 9/26/08           2,944,792
  2,285,524                             BNP Paribas NY, 2.88%, 7/23/08                5,896,219
    365,684                             BNP Paribas NY, 3.035%, 5/23/08                 943,570
  1,371,314                             Calyon NY, 2.85%, 8/25/08                     3,537,842
    457,105                             Calyon NY, 2.69%, 01/16/09                    1,868,591
  2,285,524                             Citibank, 2.85%, 7/29/08                      5,896,219
  1,695,858                             Dexia Bank NY, 3.37%, 09/29/08                4,364,900

 The accompanying notes are an integral part of these financial statements.  35

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                               Value

                                        Securities Lending Collateral - (continued)
$   196,555                             Fortis, 3.11%, 09/30/08                  $      506,091
    457,105                             Fortis, 3.14%, 06/30/08                       1,178,589
  2,285,524                             NORDEA NY, 2.81%, 8/29/08                     5,896,219
    365,684                             Rabobank Nederland NY, 2.37%,
                                        8/29/08                                         942,976
  1,142,762                             Royal Bank of Canada NY, 2.57%,
                                        7/15/08                                       2,948,110
    882,212                             Skandinavian Enskilda Bank NY, 2.70%,
                                        7/17/08                                       2,275,989
    265,121                             Skandinavian Enskilda Bank NY, 3.18%,
                                        09/22/08                                        683,064
    457,105                             Skandinavian Enskilda Bank NY, 3.06%
                                        02/13/09                                      1,175,586
    914,209                             Svenska Bank NY, 2.70%, 7/17/08               2,358,538
    457,105                             Wachovia Bank, 2.82%, 6/9/08                  5,424,521
                                                                                 --------------
                                                                                 $   61,339,238
                                                                                 --------------
                                        Commercial Paper:
    246,111                             Bank of America, 2.62%, 8/26/08          $    1,804,235
    456,865                             Calyon, 2.71%, 5/8/08                         1,178,625
    685,657                             CBA, 2.71%, 7/11/08                           1,759,481
    457,104                             Deutsche Bank Financial, 2.55%,
                                        7/9/08                                        1,173,525
    365,683                             Deutsche Bank Financial, 2.55%,
                                        6/16/08                                         940,333
    548,526                             HSBC, 2.67%, 6/16/08                          1,410,283
    457,105                             HSBC, 2.72%, 6/9/08                           1,175,846
    457,104                             HSBC, 2.89% 7/21/08                           1,171,629
    457,105                             Lloyds Bank, 2.60%, 6/6/08                    1,176,190
  1,142,762                             Macquarie Bank, 2.87%, 6/26/08                2,934,352
    457,105                             Macquarie Bank, 2.87%, 6/9/08                 1,175,590
    685,657                             Natixis, 2.87%, 7/10/08                       1,759,063
    685,657                             Natixis, 2.87%, 7/21/08                       1,756,846
    455,774                             PARFIN, 2.70%, 6/9/08                         1,175,810
    457,105                             RAB USA, 2.61%, 6/10/08                       1,175,837
    914,209                             Royal Bank of Scotland, 2.66%,
                                        10/21/08                                      2,324,939
    438,821                             Royal Bank of Scotland, 3.00%,
                                        6/12/08                                       1,128,574
    365,684                             Societe Generale, 2.85%, 5/2/08                 943,320
  1,142,762                             Societe Generale, 2.93%, 7/30/08              2,926,662
    457,105                             Societe Generale, 2.98%, 7/2/08               1,173,232

36  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                               Value

                                        Securities Lending Collateral - (continued)
$ 2,056,971                             Unicredit Group, 2.89%, 7/17/08          $    5,272,281
    457,104                             Wachovia, 3.62%,10/28/08                      1,175,353
    365,165                             WestPac, 2.72%, 7/10/08                         937,035
    457,104                             WestPac, 2.72%, 7/7/08                        1,173,318
    685,657                             WestPac, 2.77%, 7/9/08                        1,759,542
                                                                                 --------------
                                                                                 $   40,581,901
                                                                                 --------------
                                        Tri-party Repurchase Agreements:
 16,221,229                             Barclay's Bank,1.96% 5/1/08              $   41,847,707
 13,713,141                             Deutsche Bank, 1.97% 5/1/08                  35,377,314
 13,713,141                             Lehman Brothers, 1.99% 5/1/08                35,377,314
 13,713,141                             Merrill Lynch, 1.95% 5/1/08                  35,377,314
                                                                                 --------------
                                                                                 $  147,979,649
                                                                                 --------------
                                        Other:
 $1,599,866                             ABS CFAT 2008-A A1                       $    4,127,353
                                                                                 --------------
                                        TOTAL SECURITIES LENDING
                                        COLLATERAL                               $  254,028,141
                                                                                 --------------
                                        TOTAL TEMPORARY CASH INVESTMENTS
                                        (Cost $288,978,141)                      $  288,978,141
                                                                                 --------------
                                        TOTAL INVESTMENT IN SECURITIES - 106.2%
                                        (Cost $3,680,475,331)(a)                 $3,670,786,825
                                                                                 --------------
                                        OTHER ASSETS AND
                                        LIABILITIES - (6.2)%                     $ (214,876,059)
                                                                                 --------------
                                        TOTAL NET ASSETS - 100.0%                $3,455,910,766
                                                                                 ==============

*      Non-income producing security.

NR     Not rated by either S&P or Moody's.

PIK    Represents a pay in kind security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2008, the value of these securities amounted to $516,918,633 or 15.0% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.


 The accompanying notes are an integral part of these financial statements.  37

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(a) At April 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $3,684,612,732 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                         $298,489,381
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                         (312,315,288)
                                                                              ------------
     Net unrealized loss                                                      $(13,825,907)
                                                                              ============


38   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)  At April 30, 2008, the following securities were out on loan:

   Principal
      Amount     Description                                                 Value
 $10,766,000     Allison Transmission, 11.0%, 11/1/15 (144A)           $10,577,595
   5,625,000     Allison Transmission, 11.25%, 11/1/15 (144A)            5,357,813
     924,000     Aventine Renewable Energy, 10.0%, 4/1/17                  577,500
   9,671,000     Cooper Standard Auto, 7.0%, 12/15/12                    8,868,307
   8,213,000     First Data Corp., 9.875%, 9/24/15 (144A)                7,473,830
   2,000,000     General Growth Properties, 3.98%, 4/15/27 (144A)        1,620,000
  37,047,000     Georgia Gulf Corp., 9.5%, 10/15/14                     31,304,715
   3,500,000     Georgia Gulf Corp., 10.75%, 10/15/16                    2,537,500
   5,900,000     Graham Packaging Co., 9.875%, 10/15/14                  5,546,000
   6,831,000     Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)          5,533,110
   5,000,000     Mueller Water Products, 7.375%, 6/1/17                  4,350,000
   1,341,000     Sally Holdings LLC, 10.5%, 11/15/16                     1,334,295
  21,155,000     Univision Communications, 9.75%, 3/15/15 (144A) PIK    15,284,488
   4,950,000     Yankee Acquisition Corp., 8.5%, 2/15/15                 4,182,750
  13,250,000     Yankee Acquisition Corp., 9.75%, 2/15/17               10,633,125

      Shares
     100,000     ESCO Electronics Corp.*                                 4,656,000
     358,800     General Cable Corp.*                                   24,039,600
      44,700     Inverness Medical Innovations, Inc.*                    1,653,900
     221,300     Itron, Inc.*                                           20,598,604
     206,000     Netapp, Inc.*                                           4,985,200
     302,500     NRG Energy, Inc.*                                      13,294,875
     115,000     Reynolds American, Inc.                                 6,192,750
     157,000     Sandridge Energy, Inc.*                                 7,093,260
     464,800     Scientific Games Corp.*                                13,088,768
     337,000     Texas Industries, Inc.                                 26,087,170
      43,800     Thoratec Corp.*                                           700,362
      80,000     Waters Corp.*                                           4,916,800
                                                                      ------------
                 Total                                                $242,488,316
                                                                      ============

(c) Debt obligation with a floating interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2008 aggregated $576,241,115 and $879,426,735, respectively.


The accompanying notes are an integral part of these financial statements.   39

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities
    (including securities loaned of $242,488,316)
    (cost $3,680,475,331)                                   $3,670,786,825
  Cash                                                          13,297,630
  Receivables -
    Investment securities sold                                  21,597,048
    Fund shares sold                                             5,831,178
    Dividends, interest and foreign taxes withheld              61,532,182
  Other                                                            149,025
                                                            --------------
     Total assets                                           $3,773,193,888
                                                            --------------
LIABILITIES:
  Payables -
    Investment securities purchased                         $   50,439,681
    Fund shares repurchased                                      7,504,378
    Dividends                                                    3,697,977
    Upon return of securities loaned                           254,028,141
  Due to affiliates                                              1,000,141
  Accrued expenses                                                 577,898
  Unrealized depreciation on unfunded corporate loans               34,906
                                                            --------------
     Total liabilities                                      $  317,283,122
                                                            --------------
NET ASSETS:
  Paid-in capital                                           $3,382,182,504
  Distributions in excess of net investment income              (2,516,011)
  Accumulated net realized gain on investments                  85,967,685
  Net unrealized loss on investments                            (9,723,412)
                                                            --------------
     Total net assets                                       $3,455,910,766
                                                            ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,535,670,980/149,561,480 shares)      $        10.27
                                                            ==============
  Class B (based on $665,549,918/64,504,831 shares)         $        10.32
                                                            ==============
  Class C (based on $816,859,328/78,370,115 shares)         $        10.42
                                                            ==============
  Class R (based on $105,522,835/9,230,615 shares)          $        11.43
                                                            ==============
  Class Y (based on $332,154,982/32,406,985 shares)         $        10.25
                                                            ==============
  Class Z (based on $152,723/14,848 shares)                 $        10.29
                                                            ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.27 [divided by] 95.5%)                       $        10.75
                                                            ==============


40   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $9,124)    $   7,246,110
  Interest                                                 102,103,690
  Income from securities loaned, net                           270,030
                                                         -------------
     Total investment income                                                  $ 109,619,830
                                                                              -------------
EXPENSES:
  Management fees                                        $  10,813,814
  Transfer agent fees and expenses
   Class A                                                   1,856,036
   Class B                                                     773,689
   Class C                                                     864,739
   Class R                                                     111,565
   Class Y                                                      60,063
   Class Z                                                           2
  Distribution fees
   Class A                                                   1,896,422
   Class B                                                   3,503,012
   Class C                                                   4,138,889
   Class R                                                     246,725
  Administrative fees                                          391,503
  Custodian fees                                                53,833
  Registration fees                                             57,708
  Professional fees                                            152,195
  Interest expense                                              16,102
  Printing expense                                             131,756
  Fees and expenses of nonaffiliated trustees                   51,439
  Miscellaneous                                                466,605
                                                         -------------
     Total expenses                                                           $  25,586,097
     Less fees paid indirectly                                                      (63,615)
                                                                              -------------
     Net expenses                                                             $  25,522,482
                                                                              -------------
      Net investment income                                                   $  84,097,348
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments:                                           $  84,533,912
                                                                              -------------
  Change in net unrealized loss on investments:
   Investments                                           $(318,872,582)
   Unfunded corporate loans                                    207,065        $(318,665,517)
                                                         -------------        -------------
  Net loss on investments                                                     $(234,131,605)
                                                                              -------------
  Net decrease in net assets resulting from operations                        $(150,034,257)
                                                                              =============


The accompanying notes are an integral part of these financial statements.   41

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08 and the Year Ended 10/31/07, respectively

                                                           Six Months
                                                              Ended
                                                             4/30/08         Year Ended
                                                           (unaudited)        10/31/07
FROM OPERATIONS:
Net investment income                                    $   84,097,348    $   185,211,733
Net realized gain on investments                             84,533,912        199,082,869
Change in net unrealized gain on investments               (318,665,517)       159,452,417
                                                         --------------    ---------------
   Net increase (decrease) in net assets resulting
     from operations                                     $ (150,034,257)   $   543,747,019
                                                         --------------    ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.26 and $0.51 per share, respectively)     $  (38,675,326)   $   (90,874,726)
   Class B ($0.22 and $0.43 per share, respectively)        (14,967,397)       (36,282,357)
   Class C ($0.22 and $0.44 per share, respectively)        (17,724,065)       (42,488,111)
   Investor Class ($0.00 and $0.06 per share,
     respectively)                                                    -           (105,273)
   Class R ($0.27 and $0.54 per share, respectively)         (2,339,673)        (3,423,052)
   Class Y ($0.28 and $0.56 per share, respectively)         (8,446,638)       (15,511,061)
   Class Z ($0.28 and $0.17 per share, respectively)             (2,580)            (1,559)
Net realized gain:
   Class A ($0.57 and $0.49 per share, respectively)        (86,406,861)       (94,640,901)
   Class B ($0.57 and $0.49 per share, respectively)        (39,365,332)       (45,717,584)
   Class C ($0.57 and $0.49 per share, respectively)        (45,539,166)       (52,851,180)
   Investor Class ($0.00 and $0.49 per share,
     respectively)                                                    -           (798,668)
   Class R ($0.57 and $0.49 per share, respectively)         (4,570,818)        (2,236,447)
   Class Y ($0.57 and $0.49 per share, respectively)        (15,980,338)       (12,096,521)
   Class Z ($0.57 and $0.00 per share, respectively)             (5,018)                 -
                                                         --------------    ---------------
     Total distributions to shareowners                  $ (274,023,212)   $  (397,027,440)
                                                         --------------    ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  425,842,127    $   807,209,371
Reinvestment of distributions                               200,746,275        278,637,887
Cost of shares repurchased                                 (730,373,319)    (2,090,807,510)
                                                         --------------    ---------------
   Net decrease in net assets resulting from Fund
     share transactions                                  $ (103,784,917)   $(1,004,960,252)
                                                         --------------    ---------------
   Net decrease in net assets                            $ (527,842,386)   $  (858,240,673)
NET ASSETS:
Beginning of year                                        $3,983,753,152    $ 4,841,993,825
                                                         --------------    ---------------
End of period                                            $3,455,910,766    $ 3,983,753,152
                                                         ==============    ===============
Distributions in excess of net investment income         $   (2,516,011)   $    (4,457,680)
                                                         ==============    ===============

42   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '08 Shares       '08 Shares           '07 Shares        '07 Amount
                                   (unaudited)     (unaudited)
CLASS A
Shares sold                         19,714,481     $201,753,414            37,938,374     $  424,629,346
Reinvestment of distributions       10,055,039      103,940,470            13,494,118        148,527,341
Conversion from Investor
  Class shares                               -                -             1,667,285         18,173,410
Less shares repurchased            (35,687,277)    (369,634,446)          (94,682,393)    (1,060,001,219)
                                   -----------     ------------           -----------     --------------
   Net decrease                     (5,917,757)    $(63,940,562)          (41,582,616)    $ (468,671,122)
                                   ===========     ============           ===========     ==============
CLASS B
Shares sold                          2,030,064     $ 20,854,000             3,846,106     $   43,229,627
Reinvestment of distributions        3,184,053       33,103,353             4,213,742         46,486,933
Less shares repurchased            (11,100,609)    (114,834,554)          (32,857,081)      (370,106,111)
                                   -----------     ------------           -----------     --------------
   Net decrease                     (5,886,492)    $(60,877,201)          (24,797,233)    $ (280,389,551)
                                   ===========     ============           ===========     ==============
CLASS C
Shares sold                          6,676,868     $ 69,103,682             9,123,161     $  103,603,772
Reinvestment of distributions        3,885,059       40,808,192             5,256,952         58,593,794
Less shares repurchased            (14,765,026)    (155,739,286)          (42,400,042)      (482,251,780)
                                   -----------     ------------           -----------     --------------
   Net decrease                     (4,203,099)    $(45,827,412)          (28,019,929)    $ (320,054,214)
                                   ===========     ============           ===========     ==============
INVESTOR CLASS
Shares sold                                                                         -                  -
Reinvestment of distributions                                                  67,369            731,731
Conversion to Class A shares                                               (1,667,712)       (18,173,410)
Less shares repurchased                                                       (67,108)          (740,356)
                                                                          -----------     --------------
   Net decrease                                                            (1,667,451)    $  (18,182,035)
                                                                          ===========     ==============
CLASS R
Shares sold                          2,117,045     $ 24,335,710             4,273,504     $   52,938,000
Reinvestment of distributions          554,288        6,372,995               423,521          5,193,557
Less shares repurchased             (1,159,658)     (13,241,619)           (1,391,926)       (17,310,268)
                                   -----------     ------------           -----------     --------------
   Net increase                      1,511,675     $ 17,467,086             3,305,099     $   40,821,289
                                   ===========     ============           ===========     ==============
CLASS Y
Shares sold                         10,638,140     $109,733,590            16,360,971     $  182,708,627
Reinvestment of distributions        1,602,215       16,521,138             1,736,994         19,104,531
Less shares repurchased             (7,498,431)     (76,923,414)          (14,292,831)      (160,397,776)
                                   -----------     ------------           -----------     --------------
   Net increase                      4,741,924     $ 49,331,314             3,805,134     $   41,415,382
                                   ===========     ============           ===========     ==============
CLASS Z*
Shares sold                              6,079     $     61,731                 8,757     $      100,000
Reinvestment of distributions               12              127                     -                  -
                                   -----------     ------------           -----------     --------------
  Net increase                           6,091     $     61,858                 8,757     $      100,000
                                   ===========     ============           ===========     ==============

* Class Z shares were first publicly offered on July 6, 2007.

The accompanying notes are an integral part of these financial statements.   43

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        4/30/08      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                               (unaudited)     10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
Net asset value, beginning of period                  $    11.51     $    11.13   $    11.18   $    11.73   $    11.59   $     9.14
                                                      ----------     ----------   ----------   ----------   ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                $     0.26     $     0.50   $     0.55   $     0.59   $     0.66   $     0.80
 Net realized and unrealized gain (loss)
  on investments                                           (0.67)          0.88         0.49        (0.20)        0.24         2.45
                                                      ----------     ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) from investment operations  $    (0.41)    $     1.38   $     1.04   $     0.39   $     0.90   $     3.25
Distributions to shareowners:
 Net investment income                                     (0.26)         (0.51)       (0.57)       (0.54)       (0.69)       (0.79)
 Net realized gain                                         (0.57)         (0.49)       (0.52)       (0.40)       (0.07)       (0.01)
                                                      ----------     ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value            $    (1.24)    $     0.38   $    (0.05)  $    (0.55)  $     0.14   $     2.45
                                                      ----------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                        $    10.27     $    11.51   $    11.13   $    11.18   $    11.73   $    11.59
                                                      ==========     ==========   ==========   ==========   ==========   ==========
Total return*                                              (3.46)%        13.10%        9.98%        3.49%        7.98%       36.83%
Ratio of net expenses to average net assets+                1.19%**        1.10%        1.11%        1.06%        1.02%        1.06%
Ratio of net investment income to average net assets+       5.12%**        4.50%        5.02%        5.30%        5.63%        7.30%
Portfolio turnover rate                                       34%**          27%          19%          24%          44%          38%
Net assets, end of period (in thousands)              $1,535,671     $1,789,612   $2,192,694   $2,585,620   $3,512,328   $3,268,359
Ratios with no waiver of fees by PIM and
no reduction for fees paid indirectly:
 Net expenses                                               1.19%**        1.10%        1.11%        1.06%        1.02%        1.06%
 Net investment income                                      5.12%**        4.50%        5.02%        5.30%        5.63%        7.30%
Ratios with waiver of fees by PIM and
reduction for fees paid indirectly:
 Net expenses                                               1.18%**        1.10%        1.10%        1.06%        1.02%        1.06%
 Net investment income                                      5.13%**        4.50%        5.03%        5.30%        5.63%        7.30%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


44   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        4/30/08    Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
CLASS B                                               (unaudited)   10/31/07     10/31/06      10/31/05     10/31/04     10/31/03
Net asset value, beginning of period                    $  11.56    $  11.18    $    11.22    $    11.78   $    11.63   $     9.16
                                                        --------    --------    ----------    ----------   ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                  $   0.22    $   0.42    $     0.47    $     0.51   $     0.57   $     0.72
 Net realized and unrealized gain (loss) on investments    (0.67)       0.88          0.50         (0.21)        0.25         2.47
                                                        --------    --------    ----------    ----------   ----------   ----------
  Net increase (decrease) from investment operations    $  (0.45)   $   1.30    $     0.97    $     0.30   $     0.82   $     3.19
Distributions to shareowners:
 Net investment income                                     (0.22)      (0.43)        (0.49)        (0.46)       (0.60)       (0.71)
 Net realized gain                                         (0.57)      (0.49)        (0.52)        (0.40)       (0.07)       (0.01)
                                                        --------    --------    ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value              $  (1.24)   $   0.38    $    (0.04)   $    (0.56)  $     0.15   $     2.47
                                                        --------    --------    ----------    ----------   ----------   ----------
Net asset value, end of period                          $  10.32    $  11.56    $    11.18    $    11.22   $    11.78   $    11.63
                                                        ========    ========    ==========    ==========   ==========   ==========
Total return*                                              (3.79)%     12.23%         9.25%         2.61%        7.22%       35.94%
Ratio of net expenses to average net assets+                1.92%**     1.86%         1.84%         1.83%        1.79%        1.85%
Ratio of net investment income to average net assets+       4.39%**     3.75%         4.30%         4.54%        4.87%        6.58%
Portfolio turnover                                            34%**       27%           19%           24%          44%          38%
Net assets, end of period (in thousands)                $665,550    $813,963    $1,063,908    $1,323,749   $1,778,848   $1,868,749
Ratios with no waiver of fees by PIM and
no reduction for fees paid indirectly:
 Net expenses                                               1.92%**     1.86%         1.84%         1.83%        1.79%        1.85%
 Net investment income                                      4.39%**     3.75%         4.30%         4.54%        4.87%        6.58%
Ratios with waiver of fees by PIM and
reduction for fees paid indirectly:
 Net expenses                                               1.91%**     1.85%         1.83%         1.83%        1.79%        1.85%
 Net investment income                                      4.40%**     3.76%         4.31%         4.54%        4.87%        6.58%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   45

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                         Ended
                                                         4/30/08    Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
CLASS C                                                (unaudited)   10/31/07     10/31/06      10/31/05     10/31/04     10/31/03
Net asset value, beginning of period                    $  11.68     $  11.28    $    11.32    $    11.88   $    11.73   $     9.25
                                                        --------     --------    ----------    ----------   ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                  $   0.23     $   0.43    $     0.48    $     0.51   $     0.58   $     0.72
 Net realized and unrealized gain (loss) on investments    (0.70)        0.90          0.50         (0.20)        0.25         2.47
                                                        --------     --------    ----------    ----------   ----------   ----------
  Net increase (decrease) from investment operations    $  (0.47)    $   1.33    $     0.98    $     0.31   $     0.83   $     3.21
Distributions to shareowners:
 Net investment income                                     (0.22)       (0.44)        (0.50)        (0.47)       (0.61)       (0.72)
 Net realized gain                                         (0.57)       (0.49)        (0.52)        (0.40)       (0.07)       (0.01)
                                                        --------     --------    ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value              $  (1.26)    $   0.40    $    (0.04)   $    (0.56)  $     0.15   $     2.48
                                                        --------     --------    ----------    ----------   ----------   ----------
Net asset value, end of period                          $  10.42     $  11.68    $    11.28    $    11.32   $    11.88   $    11.73
                                                        ========     ========    ==========    ==========   ==========   ==========
Total return*                                              (3.91)%      12.35%         9.22%         2.65%        7.20%       35.77%
Ratio of net expenses to average net assets+                1.91%**      1.85%         1.82%         1.81%        1.77%        1.82%
Ratio of net investment income to average net assets+       4.41%**      3.76%         4.33%         4.56%        4.89%        6.53%
Portfolio turnover rate                                       34%**        27%           19%           24%          44%          38%
Net assets, end of period (in thousands)                $816,859     $964,063    $1,247,550    $1,620,355   $2,430,736   $2,413,415
Ratios with no waiver of fees by PIM and
no reduction for fees paid indirectly:
 Net expenses                                               1.91%**      1.85%         1.82%         1.81%        1.77%        1.82%
 Net investment income                                      4.41%**      3.76%         4.33%         4.56%        4.89%        6.53%
Ratios with waiver of fees by PIM and
reduction for fees paid indirectly:
 Net expenses                                               1.91%**      1.85%         1.81%         1.81%        1.77%        1.82%
 Net investment income                                      4.41%**      3.76%         4.34%         4.56%        4.89%        6.53%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

46   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          4/30/08       Year Ended  Year Ended  Year Ended  Year Ended   4/1/03 (a)
CLASS R                                                  (unaudited)     10/31/07    10/31/06    10/31/05    10/31/04   to 10/31/03
Net asset value, beginning of period                      $  12.74       $ 12.28     $ 12.29     $ 12.88      $12.66      $11.18
                                                          --------       -------     -------     -------      ------      ------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.28       $  0.53     $  0.56     $  0.66      $ 0.71      $ 0.44
 Net realized and unrealized gain (loss) on investments      (0.75)         0.96        0.56       (0.28)       0.29        1.46
                                                          --------       -------     -------     -------      ------      ------
  Net increase (decrease) from investment operations      $  (0.47)      $  1.49     $  1.12     $  0.38      $ 1.00      $ 1.90
Distributions to shareowners:
 Net investment income                                       (0.27)        (0.54)      (0.61)      (0.57)      (0.71)      (0.41)
 Net realized gain                                           (0.57)        (0.49)      (0.52)      (0.40)      (0.07)      (0.01)
                                                          --------       -------     -------     -------      ------      ------
Net increase (decrease) in net asset value                $  (1.31)      $  0.46     $ (0.01)    $ (0.59)     $ 0.22      $ 1.48
                                                          --------       -------     -------     -------      ------      ------
Net asset value, end of period                            $  11.43       $ 12.74     $ 12.28     $ 12.29      $12.88      $12.66
                                                          ========       =======     =======     =======      ======      ======
Total return*                                                (3.58)%       12.76%       9.67%       3.04%       8.06%      17.27%(b)
Ratio of net expenses to average net assets+                  1.43%**       1.34%       1.45%       1.29%       1.25%       1.17%**
Ratio of net investment income to average net assets+         4.91%**       4.24%       4.60%       5.12%       5.23%       6.48%**
Portfolio turnover rate                                         34%**         27%         19%         24%         44%         38%
Net assets, end of period (in thousands)                  $105,523       $98,353     $54,188     $29,410      $6,976      $  203
Ratios with waiver of fees by PIM and
reduction for fees paid indirectly:
 Net expenses                                                 1.43%**       1.34%       1.45%       1.29%       1.25%       1.17%**
 Net investment income                                        4.91%**       4.24%       4.60%       5.12%       5.23%       6.48%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(b)  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    47

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         4/30/08    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                (unaudited)   10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
Net asset value, beginning of period                    $  11.48     $  11.11     $  11.16     $  11.70     $  11.56     $   9.12
                                                        --------     --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                  $   0.29     $   0.55     $   0.59     $   0.65     $   0.70     $   0.85
 Net realized and unrealized gain (loss) on investments    (0.67)        0.87         0.49        (0.21)        0.24         2.43
                                                        --------     --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations    $  (0.38)    $   1.42     $   1.08     $   0.44     $   0.94     $   3.28
Distributions to shareowners:
 Net investment income                                     (0.28)       (0.56)       (0.61)       (0.58)       (0.73)       (0.83)
 Net realized gain                                         (0.57)       (0.49)       (0.52)       (0.40)       (0.07)       (0.01)
                                                        --------     --------     --------     --------     --------     --------
Net increase (decrease) in net asset value              $  (1.23)    $   0.37     $  (0.05)    $  (0.54)    $   0.14     $   2.44
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period                          $  10.25     $  11.48     $  11.11     $  11.16     $  11.70     $  11.56
                                                        ========     ========     ========     ========     ========     ========
Total return*                                              (3.19)%      13.48%       10.43%        3.92%        8.37%       37.26%
Ratio of net expenses to average net assets+                0.74%**      0.71%        0.68%        0.70%        0.67%        0.71%
Ratio of net investment income to average net assets+       5.59%**      4.88%        5.39%        5.67%        5.99%        7.45%
Portfolio turnover rate                                       34%**        27%          19%          24%          44%          38%
Net assets, end of period (in thousands)                $332,155     $317,661     $265,107     $180,314     $152,322     $171,517
Ratios with no waiver of fees by PIM and
no reduction for fees paid indirectly:
 Net expenses                                               0.74%**      0.71%        0.68%        0.70%        0.67%        0.71%
 Net investment income                                      5.59%**      4.88%        5.39%        5.67%        5.99%        7.45%
Ratios with waiver of fees by PIM and
reduction for fees paid indirectly:
 Net expenses                                               0.74%**      0.71%        0.68%        0.70%        0.67%        0.71%
 Net investment income                                      5.59%**      4.88%        5.39%        5.67%        5.99%        7.45%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

48   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               4/30/08        7/6/07(a) to
CLASS Z                                                      (unaudited)        10/31/07
Net asset value, beginning of period                           $ 11.51          $ 11.42
                                                               -------          -------
Increase (decrease) from investment operations:
  Net investment income                                        $  0.29          $  0.17
  Net realized and unrealized gain (loss) on investments         (0.66)            0.09
                                                               -------          -------
   Net increase (decrease) from investment operations          $ (0.37)         $  0.26
Distributions to shareowners:
  Net investment income                                          (0.28)           (0.17)
  Net realized gain                                              (0.57)               -
                                                               -------          -------
Net increase (decrease) in net asset value                     $ (1.22)         $  0.09
                                                               -------          -------
Net asset value, end of period                                 $ 10.29          $ 11.51
                                                               =======          =======
Total return*                                                    (3.05)%           2.35%(b)
Ratio of net expenses to average net assets+                      0.70%**          0.67%**
Ratio of net investment income to average
  net assets+                                                     5.61%**          4.92%**
Portfolio turnover rate                                             34%**            27%
Net assets, end of period (in thousands)                       $   153          $   101
Ratios with no waiver of fees by PIM and
no reduction for fees paid indirectly:
  Net expenses                                                    0.70%**          0.67%**
  Net investment income                                           5.61%**          4.92%**
Ratios with waiver of fees by PIM and
reduction for fees paid indirectly:
  Net expenses                                                    0.70%**          0.67%**
  Net investment income                                           5.61%**          4.92%**

(a)  Class Z shares were first publicly offered on July 6, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   49

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares were first publicly offered April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. As planned, on December 10, 2006, Investor Class Shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At April 30, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended October 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                           $199,633,465
  Long-term capital gain                                     197,393,975
                                                            ------------
    Total                                                   $397,027,440
                                                            ============
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                             $ 11,104,381
  Undistributed long-term gain                               191,841,469
  Capital loss carryforward                                   (5,599,823)
  Dividend payable                                            (4,365,001)
  Unrealized appreciation                                    304,804,705
                                                            ------------
    Total                                                   $497,785,731
                                                            ============
--------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest accruals on preferred stocks, REIT holdings and adjustments relating to catastrophe bonds.


C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $53,190 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2008.


D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (See Note 4). Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3).

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution expense ratios.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% on assets over $10 billion. For the six months ended April 30, 2008, the management fee was equivalent to a rate of 0.62% of average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.85% of the average

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2011 for Class Z shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $61,307 in management fees, administrative costs and certain other services payable to PIM at April 30, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $842,962 in transfer agent fees payable to PIMSS at April 30, 2008.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

under the Plan of Distribution for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $95,872 in distribution fees payable to PFD at April 30, 2008.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There are no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2008, $768,821 in CDSCs were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2008, the Fund's expenses were reduced by $63,615 under such arrangements.

6.  Line of Credit Facility

The Fund has a $100 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $100 million or the limit set by its prospectuses for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the six months ended April 30, 2008, the average daily amount of borrowings outstanding during the period was $631,319. The related weighted average annualized interest rate for the period was 5.04%, and the total interest expense on such borrowings was $16,102. As of April 30, 2008, there were no borrowings outstanding.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  Unfunded Loan Commitments

As of April 30, 2008, the Fund had unfunded loan commitments of approximately $394,581 which could be extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
  Borrower                                           Unfunded Commitment
--------------------------------------------------------------------------------
  HUB International, Ltd., Delayed
   Draw Term Loan, 3.4567%, 6/13/14                       $ 394,581
--------------------------------------------------------------------------------

8.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

    Trustees                                   Officers
    John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
    David R. Bock                              Daniel K. Kingsbury, Executive
    Mary K. Bush                                 Vice President
    Margaret B.W. Graham                       Mark E. Bradley, Treasurer
    Daniel K. Kingsbury                        Dorothy E. Bourassa, Secretary
    Thomas J. Perna
    Marguerite A. Piret
    Stephen K. West
    John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
  HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

  We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

  Call us for:

  Account Information, including existing accounts,
  new accounts, prospectuses, applications
  and service forms                                              1-800-225-6292

  FactFone(SM) for automated fund yields, prices,
  account information and transactions                           1-800-225-4321

  Retirement plans information                                   1-800-622-0176

  Telecommunications Device for the Deaf (TDD)                   1-800-225-1997

  Write to us:

  PIMSS, Inc.
  P.O. Box 55014
  Boston, Massachusetts 02205-5014

  Our toll-free fax                                              1-800-225-4240

  Our internet e-mail address                ask.pioneer@pioneerinvestments.com
  (for general questions about Pioneer only)

  Visit our web site:                                www.pioneerinvestments.com

  Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

  The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2008

* Print the name and title of each signing officer under his or her signature.